Concentrations (Tables)	6 Months Ended
Jun. 30, 2014
Risks and Uncertainties [Abstract]
Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
	Three Months Ended June 30,				Six Months Ended June 30,
	2014		2013		2014		2013

Customer A	$241,234	14%	$—	—	$241,234	8%	$—	—
Customer B	$224,536	13%	$—	—	$225,466	7%	$—	—
Customer C	$202,278	12%	$—	—	$213,476	7%	$—	—
Customer D	$182,070	10%	$—	–	$278,908	9%	$—	—
Customer E	$125,000	7%	$125,000	51%	$250,000	8%	$208,333	49%
Customer F	$—	—	$77,519	31%	$164,336	5%	$161,242	38%
Customer G	$50,311	3%	$26,870	11%	$183,425	6%	$26,870	6%